Shareholders' Equity (Details Textual)	Jun. 30, 2012	Jun. 30, 2011
Ordinary stock, shares outstanding	3,465,059	2,012,500
Preferred stock, shares outstanding	0	0
Common Stock Redemption Shares Outstanding	6,597,441	0